Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO[1]	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs[2]	Value of Initial Fixed $100 Investment Based On:		Net (Loss) Income (in millions)	Core FFO per Share[4]
					TSR	Peer Group[3] TSR
2024	$5,034,440	$8,841,148	$1,483,302	$2,172,057	$160.93	$117.56	$40.0	$1.16
2023	$4,846,528	$2,913,725	$1,441,139	$833,804	$124.15	$112.04	$(17.8)	$1.15
2022	$4,856,465	$583,503	$1,754,644	$540,222	$130.87	$100.62	$120.7	$1.08
2021	$4,517,543	$15,562,928	$1,448,152	$4,047,439	$190.70	$134.06	$45.5	$0.84
2020	$3,495,195	$5,384,680	$1,075,244	$1,446,639	$99.22	$94.88	$14.9	$0.73

Company Selected Measure Name	CFFO
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the constituent members of the FTSE NAREIT Equity Index, which we use to prepare the stock performance graph in our Form 10-K. We previously used the FTSE NAREIT Apartment Index for this disclosure, which is the index we use to determine our relative TSR performance for the objective component of our annual PSU awards. We changed the index used for this disclosure based on updated SEC guidance. Had we continued to use the FTSE NAREIT Apartment Index, the peer group TSR would have been as follows: $119.35 (2024), $97.85 (2023), $94.43 (2022), $135.61 (2021) and $84.73 (2020).
PEO Total Compensation Amount	$ 5,034,440	$ 4,846,528	$ 4,856,465	$ 4,517,543	$ 3,495,195
PEO Actually Paid Compensation Amount	$ 8,841,148	2,913,725	583,503	15,562,928	5,384,680
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of Compensation Actually Paid ("CAP") to our Chief Executive Officer ("CEO"), Scott Schaeffer, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Schaeffer during the applicable year. To calculate CAP to Mr. Schaeffer, for 2024, the following amounts were deducted from and added to Summary Compensation Table ("SCT") total compensation.
CEO SCT Total to CAP Reconciliation:

Year	SCT Total	Deductions from SCT Total (i)	Additions to SCT Total (ii)	CAP
2024	$5,034,440	$2,524,771	$6,331,479	$8,841,148
(i)Represents the grant date fair value of equity-based awards, as shown in the Stock Awards column of the Summary Compensation Table.
(ii)Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP is further detailed in the supplemental table below.
CEO Equity Component of CAP:

Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$3,872,209	$1,583,099	$—	$781,185	$—	$94,986	$6,331,479

Non-PEO NEO Average Total Compensation Amount	$ 1,483,302	1,441,139	1,754,644	1,448,152	1,075,244
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,172,057	833,804	540,222	4,047,439	1,446,639
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of CAP to the non-CEO named executive officers (“Non-CEO NEOs”) as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-CEO NEOs during the applicable year. The Non-CEO NEOs reflected in columns (d) and (e) consist of the following individuals for each of 2020 - 2024: James Sebra and Jason Delozier. In addition, Farrell Ender and Jessica
Norman are included as Non-CEO NEOs from 2020-2023, Ella Neyland is included as a Non-CEO NEO for 2022 only and Ms. Weisbaum is included as a Non-CEO NEO for 2023 and 2024. To calculate CAP to our Non-CEO NEOs for 2024, the following amounts were deducted from and added to SCT total compensation.
Average Non-CEO NEOs SCT Total to CAP Reconciliation:

Year	SCT Total	Deductions from SCT Total (i)	Additions to SCT Total (ii)	CAP
2024	$1,483,302	$502,644	$1,191,399	$2,172,057
(i)Represents the grant date fair value of equity-based awards, as shown in the Stock Awards column of the Summary Compensation Table.
(ii)Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP is further detailed in the supplemental table below.
Average Non-CEO NEOs Equity Component of CAP:

Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$770,906	$246,878	$—	$125,551	$—	$48,064	$1,191,399

Compensation Actually Paid vs. Net Income	Table 1 below graphs the dollar changes in CAP to our CEO, average CAP to our NON-CEO NEOs ("Executive Pay") and our net income for the five-year period ending December 31, 2024.
Compensation Actually Paid vs. Company Selected Measure	Table 2 below graphs the dollar changes in Executive Pay, and our CFFO per share for the five-year period ending December 31, 2024.
Total Shareholder Return Vs Peer Group	Table 3 below graphs the dollar changes in our Executive Pay, our TSR, and our peer group TSR for the five-year period ending December 31, 2024.
Tabular List, Table

•CFFO per Share	•Operating Margin
•G&A % of Revenue	•Relative TSR
•Net Debt-to-Adjusted EBITDA	•Same-Store NOI Growth

Total Shareholder Return Amount	$ 160.93	124.15	130.87	190.70	99.22
Peer Group Total Shareholder Return Amount	117.56	112.04	100.62	134.06	94.88
Net Income (Loss)	$ 40,000,000.0	$ (17,800,000)	$ 120,700,000	$ 45,500,000	$ 14,900,000
Company Selected Measure Amount | $ / shares	1.16	1.15	1.08	0.84	0.73
PEO Name	Scott Schaeffer
Measure:: 1
Pay vs Performance Disclosure
Name	•CFFO per Share
Non-GAAP Measure Description	We believe this non-GAAP financial measure is an additional appropriate measure of our operating performance. Please see Appendix A to this Proxy Statement for a discussion of CFFO, a non-GAAP financial measure, and a reconciliation to net income (loss), the most directly comparable GAAP financial measure.
Measure:: 2
Pay vs Performance Disclosure
Name	•G&A % of Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	•Net Debt-to-Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	•Operating Margin
Measure:: 5
Pay vs Performance Disclosure
Name	•Relative TSR
Measure:: 6
Pay vs Performance Disclosure
Name	•Same-Store NOI Growth
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,524,771)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,331,479
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,872,209
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,583,099
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	781,185
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	94,986
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(502,644)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,191,399
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	770,906
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	246,878
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	125,551
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 48,064